Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000162358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Municipal High Income ETF
Class Name	First Trust Municipal High Income ETF
Trading Symbol	FMHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 774,401,585
Holdings Count | Holding	598
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$774,401,585
Total number of portfolio holdings	598
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.7%
Continuing Care Retirement Communities	12.9%
Industrial Development Bond	10.6%
Education	9.5%
Hospital	6.5%
Airport	4.8%
Gas	4.1%
Government Obligation Bond - Limited Tax	4.0%
Government Obligation Bond - Unlimited Tax	4.0%
All Other	25.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000172840 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon ManagedVolatility Developed International ETF
Class Name	First Trust Horizon ManagedVolatility Developed International ETF
Trading Symbol	HDMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HDMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 31,361,693
Holdings Count | Holding	151
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$31,361,693
Total number of portfolio holdings	151
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deutsche Telekom AG	2.4%
London Stock Exchange Group PLC	2.3%
Zurich Insurance Group AG	2.1%
United Overseas Bank Ltd.	2.0%
Danone S.A.	1.9%
Oversea-Chinese Banking Corp., Ltd.	1.9%
Swisscom AG	1.8%
Koninklijke KPN N.V.	1.8%
Swiss Prime Site AG	1.7%
Compass Group PLC	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Deutsche Telekom AG	2.4%
London Stock Exchange Group PLC	2.3%
Zurich Insurance Group AG	2.1%
United Overseas Bank Ltd.	2.0%
Danone S.A.	1.9%
Oversea-Chinese Banking Corp., Ltd.	1.9%
Swisscom AG	1.8%
Koninklijke KPN N.V.	1.8%
Swiss Prime Site AG	1.7%
Compass Group PLC	1.4%

C000172841 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust HorizonManaged Volatility Domestic ETF
Class Name	First Trust HorizonManaged Volatility Domestic ETF
Trading Symbol	HUSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HUSV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$37	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[3]
Net Assets	$ 96,938,081
Holdings Count | Holding	76
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$96,938,081
Total number of portfolio holdings	76
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic Services, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.5%
PTC, Inc.	2.4%
Motorola Solutions, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Marsh & McLennan Cos., Inc.	2.3%
Roper Technologies, Inc.	2.3%
Coca-Cola (The) Co.	2.2%
VeriSign, Inc.	2.2%
TE Connectivity PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.5%
PTC, Inc.	2.4%
Motorola Solutions, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Marsh & McLennan Cos., Inc.	2.3%
Roper Technologies, Inc.	2.3%
Coca-Cola (The) Co.	2.2%
VeriSign, Inc.	2.2%
TE Connectivity PLC	2.2%

C000187865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust California MunicipalHigh Income ETF
Class Name	First Trust California MunicipalHigh Income ETF
Trading Symbol	FCAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCAL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 271,263,548
Holdings Count | Holding	328
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$271,263,548
Total number of portfolio holdings	328
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.3%
Special Assessment	13.1%
Certificates of Participation	9.0%
Government Obligation Bond-Unlimited Tax	8.2%
Hospital	8.1%
Airport	7.5%
Industrial Development Bond	6.8%
Education	6.1%
Water & Sewer	4.9%
All Other	23.0%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000205579 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Ultra Short DurationMunicipal ETF
Class Name	First Trust Ultra Short DurationMunicipal ETF
Trading Symbol	FUMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FUMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$23	0.45%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[5]
Net Assets	$ 198,090,758
Holdings Count | Holding	181
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$198,090,758
Total number of portfolio holdings	181
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	17.7%
Insured	10.6%
Industrial Development Bond	9.0%
Water & Sewer	8.5%
Hospital	7.7%
Government Obligation Bond - Limited Tax	6.2%
Airport	6.0%
Certificates of Participation	5.9%
Gas	5.9%
All Other	22.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000205581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short DurationManaged Municipal ETF
Class Name	First Trust Short DurationManaged Municipal ETF
Trading Symbol	FSMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$28	0.55%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[6]
Net Assets	$ 441,585,905
Holdings Count | Holding	449
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$441,585,905
Total number of portfolio holdings	449
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Utility	12.9%
Gas	12.4%
Hospital	9.2%
Housing	7.3%
Airport	6.7%
Government Obligation Bond - Unlimited Tax	6.5%
Industrial Development Bond	6.3%
Special Assessment	5.7%
Insured	5.1%
All Other	27.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
C000216993 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage ETF
Class Name	First Trust Merger Arbitrage ETF
Trading Symbol	MARB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$89	1.76%(2)
(1)	Includes dividend expense on investments sold short.
(2)	Annualized.

Expenses Paid, Amount	$ 89	[7]
Expense Ratio, Percent	1.76%	[7],[8]
Net Assets	$ 28,792,620
Holdings Count | Holding	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$28,792,620
Total number of portfolio holdings	27
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	58.4%
Rights	0.0%
Money Market Funds	36.7%
Common Stocks Sold Short	(23.5%)
Net Other Assets and Liabilities	28.4%
Total	100.0%
Sector Allocation

C000218390 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust HorizonManaged Volatility Small/Mid ETF
Class Name	First Trust HorizonManaged Volatility Small/Mid ETF
Trading Symbol	HSMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HSMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$41	0.80%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[9]
Net Assets	$ 21,797,259
Holdings Count | Holding	152
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$21,797,259
Total number of portfolio holdings	152
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
DT Midstream, Inc.	2.1%
SEI Investments Co.	2.1%
AptarGroup, Inc.	2.0%
Old Republic International Corp.	1.8%
Ingredion, Inc.	1.7%
OGE Energy Corp.	1.6%
IDACORP, Inc.	1.6%
Post Holdings, Inc.	1.6%
Madison Square Garden Sports Corp.	1.5%
CareTrust REIT, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
DT Midstream, Inc.	2.1%
SEI Investments Co.	2.1%
AptarGroup, Inc.	2.0%
Old Republic International Corp.	1.8%
Ingredion, Inc.	1.7%
OGE Energy Corp.	1.6%
IDACORP, Inc.	1.6%
Post Holdings, Inc.	1.6%
Madison Square Garden Sports Corp.	1.5%
CareTrust REIT, Inc.	1.4%

C000223991 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New York MunicipalHigh Income ETF
Class Name	First Trust New York MunicipalHigh Income ETF
Trading Symbol	FMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[10]
Net Assets	$ 20,020,431
Holdings Count | Holding	70
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$20,020,431
Total number of portfolio holdings	70
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Higher Education	14.3%
Insured	11.1%
Dedicated Tax	10.6%
Industrial Development Bond	8.6%
Government Obligation Bond - Unlimited Tax	8.3%
Utility	6.2%
Mass Transit	4.6%
Hospital	4.5%
Education	4.3%
All Other	27.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Includes dividend expense on investments sold short.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.